RELATED PARTY TRANSACTIONS - Transactions with Hygo and Affiliates - Net Revenues (Details) - Hygo - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 10,887	$ 7,805	$ 8,181
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,281	5,904	6,167
Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	1,780	1,210	1,400
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	3,826	693	861
Other
Related Party Transaction [Line Items]
Related party transaction amount	$ 0	$ (2)	$ (247)